Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive income (loss)	Total
Beginning Balance at Dec. 31, 2018	$ 1,099	$ 2,628,356	$ 547,777	$ 3,835,590	$ 23,695	$ 7,036,517
Beginning Balance (in Shares) at Dec. 31, 2018	10,987,679
Foreign currency translation					(99,820)	(99,820)
Net income				2,018,994		2,018,994
Appropriation of Statutory reserve			116,970	(116,970)
Ending Balance at Dec. 31, 2019	$ 1,099	2,628,356	664,747	5,737,614	(76,125)	8,955,691
Ending Balance (in Shares) at Dec. 31, 2019	10,987,679
Foreign currency translation					521,914	521,914
Net income				1,688,859		1,688,859
Appropriation of Statutory reserve			48,990	(48,990)
Ending Balance at Dec. 31, 2020	$ 1,099	$ 2,628,356	$ 713,737	$ 7,377,483	$ 445,789	$ 11,166,464
Ending Balance (in Shares) at Dec. 31, 2020	10,987,679